Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 30.8%
	ENERGY — 26.3%
$9,050,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	$8,303,375
	Archrock Partners LP / Archrock Partners Finance Corp.
1,575,000	6.000%, 10/01/2022[1]	1,600,121
11,725,000	6.875%, 4/01/2027[1,2]	12,281,937
19,125,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	19,220,625
16,400,000	EnLink Midstream Partners LP 4.850%, 7/15/2026[1]	16,072,000
8,750,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	9,056,250
16,250,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	21,186,425
6,125,000	ONEOK, Inc. 4.550%, 7/15/2028[1]	6,687,496
38,400,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	39,778,944
6,125,000	Range Resources Corp. 5.000%, 3/15/2023[1]	5,420,625
	SemGroup Corp.
9,150,000	7.250%, 3/15/2026[1,2]	8,738,250
7,125,000	7.250%, 3/15/2026[1]	6,804,375
10,940,000	SemGroup Corp. / Rose Rock Finance Corp. 5.625%, 11/15/2023[1]	10,338,300
11,350,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	9,933,520
3,825,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[1,2]	3,600,281
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
4,475,000	6.750%, 3/15/2024[1]	4,648,406
10,875,000	6.500%, 7/15/2027[1,2]	11,799,375
3,200,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	3,336,810
		198,807,115
	INDUSTRIAL — 1.8%
2,500,000	Teekay Corp. 9.250%, 11/15/2022[1,2,3]	2,531,250
11,550,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	11,348,106
		13,879,356

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 2.7%
$19,950,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	$20,219,325
	TOTAL CORPORATE BONDS
	(Cost $231,916,726)	$232,905,796

Number of Shares
	COMMON STOCKS — 43.9%
	ENERGY — 43.9%
1,085,500	Altus Midstream Co. - Class A*	2,507,505
664,093	Antero Midstream Partners LP	4,721,701
347,600	Cheniere Energy, Inc.*,4	20,755,196
945,478	Enbridge, Inc.[3]	31,635,694
624,951	EnLink Midstream LLC	4,962,111
893,860	Equitrans Midstream Corp.	12,058,171
1,785,328	Kinder Morgan, Inc.	36,188,599
315,410	Marathon Petroleum Corp.[4]	15,521,326
190,277	NextEra Energy Partners LP	9,751,696
495,564	ONEOK, Inc.[4]	35,323,802
1,812,645	Plains GP Holdings LP - Class A	39,733,178
1,315,577	Tallgrass Energy LP	25,758,998
229,304	Targa Resources Corp.[4]	8,282,461
655,910	TC Energy Corp.[3]	33,608,828
205,875	Valero Energy Corp.[4]	15,498,270
1,477,172	Williams Cos., Inc.[4]	34,861,259
		331,168,795
	TOTAL COMMON STOCKS
	(Cost $381,541,371)	331,168,795

	MASTER LIMITED PARTNERSHIPS — 25.0%
	ENERGY — 25.0%
508,412	DCP Midstream LP	12,384,916
2,503,962	Energy Transfer LP	34,078,923
1,322,795	Enterprise Products Partners LP	37,712,886
634,120	Magellan Midstream Partners LP	42,283,122
1,182,541	MPLX LP	33,004,719
86,036	PBF Logistics LP	1,789,549
496,720	Phillips 66 Partners LP	27,304,698
		188,558,813
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $189,738,067)	188,558,813

Advisory Research MLP & Energy Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	TOTAL INVESTMENTS — 99.7%
	(Cost $803,196,164)	$752,633,404
	Other Assets in Excess of Liabilities — 0.3%	2,007,726
	TOTAL NET ASSETS — 100.0%	$754,641,130

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.3)%
	CALL OPTIONS — (0.3)%
(3,476)	Cheniere Energy, Inc. Exercise Price: $70, Notional Amount: $(24,332,000), Expiration Date: December 20, 2019*	(236,368)
(3,154)	Marathon Petroleum Corp. Exercise Price: $58, Notional Amount: $(18,135,500), Expiration Date: January 17, 2020*	(531,449)
(2,920)	ONEOK, Inc. Exercise Price: $75, Notional Amount: $(21,900,000), Expiration Date: January 17, 2020*	(678,900)
(747)	Targa Resources Corp. Exercise Price: $40, Notional Amount: $(2,988,000), Expiration Date: January 17, 2020*	(112,050)
(1,739)	Valero Energy Corp. Exercise Price: $90, Notional Amount: $(15,651,000), Expiration Date: January 17, 2020*	(225,200)
(319)	Valero Energy Corp. Exercise Price: $87, Notional Amount: $(2,791,250), Expiration Date: January 17, 2020*	(55,666)
(7,422)	Williams Cos., Inc. Exercise Price: $26, Notional Amount: $(19,297,200), Expiration Date: January 17, 2020*	(397,077)
	TOTAL CALL OPTIONS
	(Proceeds $2,434,584)	(2,236,710)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $2,434,584)	$(2,236,710)

LLC — Limited Liability Company

LP — Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $128,285,199 which represents 17.00% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security segregated as cover for open written option contracts.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 27.4%
	ENERGY — 23.3%
$850,000	Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.750%, 3/1/2027[1,2]	$779,875
	Archrock Partners LP / Archrock Partners Finance Corp.
100,000	6.000%, 10/01/2022[1]	101,595
1,125,000	6.875%, 4/01/2027[1,2]	1,178,438
1,900,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125%, 11/15/2022[1,2]	1,909,500
1,550,000	EnLink Midstream Partners LP 4.850%, 7/15/2026[1]	1,519,000
850,000	Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625%, 2/15/2026[1,2]	879,750
1,575,000	NGPL PipeCo LLC 7.768%, 12/15/2037[2]	2,053,453
600,000	ONEOK, Inc. 4.550%, 7/15/2028[1]	655,102
3,425,000	PBF Holding Co. LLC / PBF Finance Corp. 7.250%, 6/15/2025[1]	3,547,992
555,000	Range Resources Corp. 5.000%, 3/15/2023[1]	491,175
1,850,000	SemGroup Corp. 7.250%, 3/15/2026[1,2]	1,766,750
760,000	SemGroup Corp. / Rose Rock Finance Corp. 5.625%, 11/15/2023[1]	718,200
1,125,000	Southwestern Energy Co. 7.500%, 4/1/2026[1]	984,600
425,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp. 5.500%, 1/15/2028[1,2]	400,031
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
388,000	6.750%, 3/15/2024[1]	403,035
1,087,000	6.500%, 7/15/2027[1,2]	1,179,395
275,000	Williams Cos., Inc. 3.750%, 6/15/2027[1]	286,757
		18,854,648
	INDUSTRIAL — 1.6%
200,000	Teekay Corp. 9.250%, 11/15/20221,2,3	202,500
1,150,000	Teekay Offshore Partners LP/Teekay Offshore Finance Corp. 8.500%, 7/15/2023[1,2,3]	1,129,898
		1,332,398

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES — 2.5%
$1,975,000	Rockpoint Gas Storage Canada Ltd. 7.000%, 3/31/2023[1,2,3]	$2,001,663
	TOTAL CORPORATE BONDS
	(Cost $22,010,173)	$22,188,709

Number of Shares
	COMMON STOCKS — 45.2%
	ENERGY — 45.2%
112,800	Altus Midstream Co. - Class A*	260,568
69,023	Antero Midstream Corp.	490,753
36,100	Cheniere Energy, Inc.*,4	2,155,531
99,994	Enbridge, Inc.[3]	3,345,799
64,980	EnLink Midstream LLC	515,941
92,946	Equitrans Midstream Corp.	1,253,842
235,065	Kinder Morgan, Inc.	4,764,768
32,800	Marathon Petroleum Corp.[4]	1,614,088
19,793	NextEra Energy Partners LP	1,014,391
60,211	ONEOK, Inc.[4]	4,291,840
191,710	Plains GP Holdings LP - Class A	4,202,283
136,761	Tallgrass Energy LP	2,677,780
23,831	Targa Resources Corp.[4]	860,776
69,370	TC Energy Corp.3	3,554,519
21,400	Valero Energy Corp.[4]	1,610,992
166,921	Williams Cos., Inc.[4]	3,939,336
		36,553,207
	TOTAL COMMON STOCKS
	(Cost $45,819,050)	36,553,207

	MASTER LIMITED PARTNERSHIPS — 24.5%
	ENERGY — 24.5%
52,838	DCP Midstream LP	1,287,134
264,828	Energy Transfer LP	3,604,309
139,910	Enterprise Products Partners LP	3,988,834
67,070	Magellan Midstream Partners LP	4,472,227
125,071	MPLX LP	3,490,732
8,954	PBF Logistics LP	186,243

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

Number of Shares		Value
	MASTER LIMITED PARTNERSHIPS (Continued)
	ENERGY (Continued)
51,640	Phillips 66 Partners LP	$2,838,651
		19,868,130
	TOTAL MASTER LIMITED PARTNERSHIPS
	(Cost $20,418,234)	19,868,130
	SHORT-TERM INVESTMENTS — 2.5%
2,031,097	Fidelity Institutional Money Market - Treasury Only Portfiolio, 1.971%[5]	2,031,097
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,031,097)	2,031,097
	TOTAL INVESTMENTS — 99.6%
	(Cost $90,278,554)	80,641,143
	Other Assets in Excess of Liabilities — 0.4%	353,766
	TOTAL NET ASSETS — 100.0%	$80,994,909

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.3)%
	CALL OPTIONS — (0.3)%
(324)	Cheniere Energy, Inc. Exercise Price: $70, Notional Amount: $(2,268,000), Expiration Date: December 20, 2019*	(22,032)
(303)	Marathon Petroleum Corp. Exercise Price: $58, Notional Amount: $(1,742,250), Expiration Date: January 17, 2020*	(51,055)
(293)	ONEOK, Inc. Exercise Price: $75, Notional Amount: $(2,197,500), Expiration Date: January 17, 2020*	(68,122)
(72)	Targa Resources Corp. Exercise Price: $40, Notional Amount: $(288,000), Expiration Date: January 17, 2020*	(10,800)
(167)	Valero Energy Corp. Exercise Price: $90, Notional Amount: $(1,503,000), Expiration Date: January 17, 2020*	(21,627)
(31)	Valero Energy Corp. Exercise Price: $87, Notional Amount: $(271,250), Expiration Date: January 17, 2020*	(5,410)
(713)	Williams Cos., Inc. Exercise Price: $26, Notional Amount: $(1,853,800), Expiration Date: January 17, 2020*	(38,146)
	TOTAL CALL OPTIONS
	(Proceeds $234,893)	(217,192)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $234,893)	$(217,192)

Advisory Research MLP & Energy Infrastructure Fund

SCHEDULE OF INVESTMENTS - Continued

As of August 31, 2019 (Unaudited)

LLC — Limited Liability Company

LP — Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $13,481,253 which represents 16.64% of Net Assets.
[3]	Foreign security denominated in U.S. Dollars.
[4]	Security segregated as cover for open written option contracts.
[5]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2019 (Unaudited)

Note 1 – Organization

The Advisory Research MLP & Energy Income Fund now known as the Tortoise MLP & Energy Income Fund (the “Energy Income Fund”) and Advisory Research MLP & Energy Infrastructure Fund now known as the Tortoise MLP & Energy Infrastructure Fund (the “Energy Infrastructure Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Energy Income Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares commenced investment operations on May 18, 2011. Class C shares commenced investment operations on April 2, 2012. Class I shares commenced investment operations on December 27, 2010.

The Energy Infrastructure Fund primarily seeks current income and secondarily seeks long-term capital appreciation. The Fund offers one class of shares, Class I. Class I shares commenced investment operations on September 9, 2010.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

Each Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

(b) Master Limited Partnerships

A Master Limited Partnership (“MLP”) is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership. The value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for U.S. federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation and there could be a material decrease in the value of its securities.

(c) Sector Concentration Risk

The focus of each Fund’s portfolio on a specific industry may present more risks than if the portfolio were broadly diversified over numerous industries. A downturn in energy related industries would have a larger impact on a Fund than on an investment company that does not concentrate in such industries. At times, the performance of each Fund’s investments may lag the performance of other industries or the broader market as a whole. Such underperformance may continue for extended periods of time.

(d) Return of Capital Estimates

Distributions received from each Fund’s investments in MLPs generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded. For the period ended August 31, 2019, the Funds estimated that 100% of the MLP distributions received would be treated as return of capital.

(e) Short Sales

Short sales are transactions under which each Fund sells a security it does not own in anticipation of a decline in the value of that security. To complete such a transaction, the Funds must borrow the security to make delivery to the buyer. The Funds then are obligated to replace the security borrowed by purchasing the security at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by each Fund. When a security is sold short a decrease in the value of the security will be recognized as a gain and an increase in the value of the security will be recognized as a loss, which is potentially limitless. Until the security is replaced, the Funds are required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense. To borrow the security, the Funds also may be required to pay a premium or an interest fee, which are recorded as interest expense. Cash or securities are segregated for the broker to meet the necessary margin requirements. The Funds are subject to the risk that it may not always be able to close out a short position at a particular time or at an acceptable price.

(f) Options

The Funds may write or purchase options contracts primarily to enhance each Fund’s returns and reduce volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Note 3 – Federal Income Taxes

At August 31, 2019, gross unrealized appreciation and depreciation of investments owned by the Funds, based on cost for federal income tax purposes were as follows:

	Energy Income Fund	Energy Infrastructure Fund

Cost of investments	$762,444,200	$86,905,574

Gross unrealized appreciation	$81,914,938	$7,094,843
Gross unrealized depreciation	(93,962,444)	(13,576,466)

Net unrealized depreciation on investments	$(12,047,506)	$(6,481,623)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to income/(loss) from MLP K-1’s, which are treated as an increase/(decrease) in cost basis of the MLP shares held, options, and timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2019, in valuing the Funds’ assets carried at fair value:

Energy Income Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$198,807,115	$-	$198,807,115
Industrial	-	13,879,356	-	13,879,356
Utilities	-	20,219,325	-	20,219,325
Common Stocks
Energy	331,168,795	-	-	331,168,795
Master Limited Partnerships
Energy	188,558,813	-	-	188,558,813
Total Investments	$519,727,608	$232,905,796	$-	$752,633,404

Liabilities
Investments
Written Options Contracts	$2,236,710	$-	$-	$2,236,710
Total Investments	$2,236,710	$-	$-	$2,236,710

*	The Fund did not hold any Level 3 securities at period end.

Advisory Research MLP Funds

NOTES TO SCHEDULE OF INVESTMENTS - Continued

August 31, 2019 (Unaudited)

Energy Infrastructure Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Corporate Bonds
Energy	$-	$18,854,648	$-	$18,854,648
Industrial	-	1,332,398	-	1,332,398
Utilities	-	2,001,663	-	2,001,663
Common Stocks
Energy	36,553,207	-	-	36,553,207
Master Limited Partnerships
Energy	19,868,130	-	-	19,868,130
Short-Term Investments	2,031,097	-	-	2,031,097
Total Investments	$58,452,434	$22,188,709	$-	$80,641,143

Liabilities
Investments
Written Options Contracts	$217,192	$-	$-	$217,192
Total Investments	$217,192	$-	$-	$217,192

*	The Fund did not hold any Level 3 securities at period end.